BUSINESS COMBINATION (The preliminary purchase price allocation of the assets acquired and the liabilities assumed at the acquisition date) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Purchase price allocation of the assets acquired and the liabilities assumed at the acquisition date
Goodwill	¥ 173,486		$ 26,870	¥ 0
Blockchain Alliance Technologies
Purchase price allocation of the assets acquired and the liabilities assumed at the acquisition date
Current assets	406,401		62,239
Acquired Intangible assets	382,373		58,559
Other non-current assets	202		31
Total identifiable assets acquired	788,976		120,829
Other current liabilities	406,603		62,270
Total liabilities assumed	406,603		62,270
Net identifiable assets acquired	382,373		58,559
Total Consideration	555,859	$ 85,127
Goodwill	¥ 173,486		$ 26,568